WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 111.4%
COMMUNICATION SERVICES - 17.4%
Diversified Telecommunication Services - 4.6%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	565,000	$591,837	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000	671,756	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000	2,685,112
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	420,000	428,400
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	400,000	424,000	(a)
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	2,000,000	2,037,079
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000	2,700,477
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	600,000	618,000	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,200,000	1,331,784
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,570,000	1,106,850	*(a)(b)

Total Diversified Telecommunication Services				12,595,295

Entertainment - 0.5%
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	737,000
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000	572,322	(a)

Total Entertainment				1,309,322

Media - 8.6%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,310,000	2,467,369	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	1,323,000	1,443,724	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	605,000	619,369	(a)
Altice Luxembourg SA, Senior Notes	10.500%	5/15/27	690,000	732,263	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	100,000	103,375	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,720,000	1,769,536	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000	850,978
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,660,000	3,144,713
Comcast Corp., Senior Notes	3.700%	4/15/24	2,000,000	2,116,216
DISH DBS Corp., Senior Notes	5.875%	11/15/24	960,000	896,419
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,810,000	2,760,825
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000	2,094,695

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
UBM PLC, Senior Notes	5.750%	11/3/20	1,500,000	$1,545,135	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	630,000	644,175	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	520,000	542,100	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	840,000	862,050	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,020,000	1,068,450	(a)

Total Media				23,661,392

Wireless Telecommunication Services - 3.7%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000	856,166
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	760,000	809,400	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,143,000	1,304,100	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	790,000	872,456	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	111,938
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,000,000	1,175,000
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000	3,810,675
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	1,000,000	1,087,071

Total Wireless Telecommunication Services				10,026,806

TOTAL COMMUNICATION SERVICES				47,592,815

CONSUMER DISCRETIONARY - 9.3%
Auto Components - 1.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000	654,500	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	530,000	539,275	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	129,000	129,806
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	150,000	150,187
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	621,000	623,329
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,300,000	1,332,500	(a)

Total Auto Components				3,429,597

Automobiles - 0.3%
General Motors Co., Senior Notes	6.600%	4/1/36	720,000	821,098

Diversified Consumer Services - 1.1%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,170,000	1,205,100	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	340,000	347,657	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	1,110,000		$1,159,950	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	340,000		331,901	(a)

Total Diversified Consumer Services					3,044,608

Hotels, Restaurants & Leisure - 3.2%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	1,210,000		1,239,669	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	370,000		385,303
Marston’s Issuer PLC, Secured Notes (3.320% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	3.320%	7/15/35	1,768,000	GBP	1,791,395	(c)(d)
MGM China Holdings Ltd., Senior Notes	5.375%	5/15/24	300,000		311,250	(a)
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	420,000		441,000	(a)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	215,101	GBP	281,144	(c)
Saga PLC, Senior Notes	3.375%	5/12/24	1,630,000	GBP	1,726,167	(c)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	423,000		454,197	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	400,000		414,000	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	100,000		103,750	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,540,000		1,576,575	(a)

Total Hotels, Restaurants & Leisure					8,724,450

Household Durables - 0.6%
Allied Universal Holdco LLC, Senior
Secured Notes	6.625%	7/15/26	700,000		733,250	(a)
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		780,435

Total Household Durables					1,513,685

Specialty Retail - 2.4%
Hertz Corp., Senior Notes	5.875%	10/15/20	760,000		760,456
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,330,000	EUR	1,456,755	(c)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	900,000		868,500	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	2,970,000		2,950,992	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	440,000		438,900

Total Specialty Retail					6,475,603

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Textiles, Apparel & Luxury Goods - 0.5%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	450,000	EUR	$490,899	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		924,000	(a)

Total Textiles, Apparel & Luxury Goods					1,414,899

TOTAL CONSUMER DISCRETIONARY					25,423,940

CONSUMER STAPLES - 3.9%
Beverages - 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	940,000		1,049,088
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,000,000		1,077,059
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,690,000		1,835,365
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		68,403

Total Beverages					4,029,915

Food & Staples Retailing - 0.6%
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	1,638,798

Food Products - 1.0%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	740,000		769,982
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	100,000		103,500	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,790,000		1,886,213	(a)

Total Food Products					2,759,695

Tobacco - 0.8%
BAT International Finance PLC, Senior Notes	4.875%	2/24/21	1,450,000	EUR	1,732,786	(c)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		593,054

Total Tobacco					2,325,840

TOTAL CONSUMER STAPLES					10,754,248

ENERGY - 19.3%
Oil, Gas & Consumable Fuels - 19.3%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	870,000		1,061,757
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000		357,425
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	190,000		182,400	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	490,000		491,837	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	470,000		472,350
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	560,000		546,000
Chesapeake Energy Corp., Senior Notes	8.000%	3/15/26	230,000		185,150	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp., Senior Notes	7.500%	10/1/26	200,000	$158,000
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,500,000	1,566,816
Continental Resources Inc., Senior Notes	3.800%	6/1/24	500,000	512,240
Ecopetrol SA, Senior Notes	4.125%	1/16/25	500,000	519,380
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000	3,380,702
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.250%	5/15/26	990,000	981,337
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,130,000	2,306,854	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	1,110,000	1,220,846	(c)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,970,000	2,111,330	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	650,000	652,437	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,250,000	1,199,725	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	1,055,000	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	910,000	912,275
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	150,000	148,313
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	700,000	736,681
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,240,000	3,542,940
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,800,000	3,011,764
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	179,542
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	410,000	410,308	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	930,000	930,698	(c)
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,000,000	883,750
Range Resources Corp., Senior Notes	4.875%	5/15/25	885,000	747,825
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, Senior Secured Notes	6.750%	9/30/19	2,280,000	2,295,846	(c)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	379,303	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000	599,422
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	2,116,308
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	469,246	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	730,000	741,862

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	540,000		$596,808	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000		1,275,732
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,750,000		3,937,500	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,290,000		2,156,035	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	3,205,000		3,291,770
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	650,000		597,673
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	300,000		294,780
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	230,000		217,925
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	610,000		619,917
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	650,000		671,598
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000		579,948
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000		441,270
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000		524,068
WPX Energy Inc., Senior Notes	8.250%	8/1/23	400,000		452,000
YPF SA, Senior Notes	6.950%	7/21/27	120,000		108,750	(a)

TOTAL ENERGY					52,833,443

FINANCIALS - 30.0%
Banks - 21.9%
Australia & New Zeland Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	1,250,000	EUR	1,391,570	(c)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000		1,570,515	(a)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	550,000		583,605	(d)(e)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	170,000		189,289	(d)(e)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	750,000		760,821	(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,000,000		2,138,083
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	4,180,000		4,595,910

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Barclays PLC, Junior Subordinated Notes
(8.000% to 6/15/24 then 5 year U.S. Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	890,000		$935,403	(d)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,500,000		1,570,553
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000		688,748	(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year U.S. Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,600,000		1,544,000	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	360,000		399,008	(a)(d)(e)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000		116,875
CIT Group Inc., Senior Notes	5.000%	8/1/23	370,000		397,750
CIT Group Inc., Senior Notes	5.250%	3/7/25	500,000		549,375
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,100,000		1,173,815	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000		529,732	(d)(e)
Citigroup Inc., Senior Notes	7.375%	9/4/19	1,300,000	EUR	1,449,151
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	3,000,000		3,174,999
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	1,200,000	EUR	1,329,295
Credit Agricole SA, Junior Subordinated Notes (7.875% to 10/26/19 then 3 mo. EURIBOR + 6.424%)	7.875%	10/26/19	400,000	EUR	451,428	(c)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000		650,300	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	710,000		717,100	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	2,070,000		2,181,190	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,620,000		3,777,108	(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Junior Subordinated Notes (8.375% to 10/14/19 then 3 mo. EURIBOR + 6.871%)	8.375%	10/14/19	450,000	EUR	$506,135	(c)(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000		2,209,104	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,550,000		3,662,183	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	4,890,000		5,150,221	(d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	250,000		267,054	(d)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,200,000		1,248,562
Royal Bank of Canada	2.333%	12/5/23	1,800,000	CAD	1,373,840
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	510,000		543,787	(d)(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,000,000		1,079,741
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	650,000	GBP	840,659	(c)(d)(e)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,120,000		1,181,598	(a)
Toronto-Dominion Bank	3.226%	7/24/24	900,000	CAD	716,498
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,190,000		1,326,157	(a)(d)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	9/3/19	3,660,000		3,678,373	(d)(e)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000		120,544	(d)(e)
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	2,910,000		3,090,318	(d)(e)

Total Banks					59,860,397

Capital Markets - 4.7%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,840,000		1,970,373	(a)(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	470,000		$557,814
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	2,750,000		2,828,207
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,296,381
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	795,544
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,400,000		1,478,750	(a)(d)(e)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,830,000		1,968,447	(a)

Total Capital Markets					12,895,516

Consumer Finance - 0.3%
Navient Corp., Senior Notes	8.000%	3/25/20	930,000		961,388

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	380,000		398,748
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000		1,274,752
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,460,000		1,457,226	(a)(f)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		359,457
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000		648,930	(a)

Total Diversified Financial Services					4,139,113

Insurance - 1.6%
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,221,116	(c)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,550,100	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		385,459	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,242,215	(c)

Total Insurance					4,398,890

TOTAL FINANCIALS					82,255,304

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 7.2%
Biotechnology - 1.2%
AbbVie Inc., Senior Notes	3.200%	5/14/26	1,000,000		$1,007,250
Celgene Corp., Senior Notes	3.900%	2/20/28	2,000,000		2,149,511

Total Biotechnology					3,156,761

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	652,000		683,289

Health Care Providers & Services - 3.2%
Centene Corp., Senior Notes	5.625%	2/15/21	480,000		487,430
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		388,038
Centene Corp., Senior Notes	4.750%	1/15/25	1,140,000		1,175,625
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,000,000		1,053,014
DaVita Inc., Senior Notes	5.125%	7/15/24	120,000		120,182
DaVita Inc., Senior Notes	5.000%	5/1/25	140,000		137,728
HCA Inc., Senior Notes	5.625%	9/1/28	140,000		154,728
HCA Inc., Senior Secured Notes	5.250%	6/15/26	470,000		522,243
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000		1,063,914
HCA Inc., Senior Secured Notes	4.125%	6/15/29	800,000		821,118
Magellan Health Inc., Senior Notes	4.900%	9/22/24	2,040,000		2,045,100
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	750,000		800,948

Total Health Care Providers & Services					8,770,068

Pharmaceuticals - 2.6%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	150,000		165,578	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	210,000		212,300	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,390,000		1,433,437	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	1,220,000		1,276,271	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	290,000		262,087
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	4,320,000		3,774,600

Total Pharmaceuticals					7,124,273

TOTAL HEALTH CARE					19,734,391

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	3.100%	5/1/26	1,600,000		1,645,286
Boeing Co., Senior Notes	3.200%	3/1/29	930,000		956,556

Total Aerospace & Defense					2,601,842

Airlines - 0.4%
Manchester Airport Group Funding PLC,
Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,178,931	(c)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Building Products - 2.0%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		$1,482,300	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,775,000		2,830,500	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,025,000		1,016,974	(a)

Total Building Products					5,329,774

Commercial Services & Supplies - 1.4%
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,537,147
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	310,000		323,175
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	1,550,000		1,689,035
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	205,000		216,019
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000		143,134

Total Commercial Services & Supplies					3,908,510

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	350,000		339,594	(d)(e)

Machinery - 0.5%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	200,000		203,940	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	980,000		986,125	(a)
Harsco Corp., Senior Notes	5.750%	7/31/27	140,000		144,550	(a)

Total Machinery					1,334,615

Road & Rail - 0.4%
Eversholt Funding PLC, Senior Secured Notes	6.359%	12/2/25	740,000	GBP	1,121,161	(c)

Trading Companies & Distributors - 1.6%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,895,000		2,931,188	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	1,555,000		1,545,281	(a)

Total Trading Companies & Distributors					4,476,469

TOTAL INDUSTRIALS					20,290,896

INFORMATION TECHNOLOGY - 2.6%
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	1,000,000		971,034

Software - 0.1%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	260,000		275,405	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Technology Hardware, Storage & Peripherals - 2.1%
HP Inc., Senior Notes	4.650%	12/9/21	2,000,000		$2,094,387
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000		2,364,840
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	520,000		522,532
Western Digital Corp., Senior Notes	4.750%	2/15/26	790,000		783,087

Total Technology Hardware, Storage & Peripherals					5,764,846

TOTAL INFORMATION TECHNOLOGY					7,011,285

MATERIALS - 10.1%
Chemicals - 1.1%
Braskem Netherlands Finance BV, Senior Notes	3.500%	1/10/23	820,000		825,330	(c)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	500,000		506,725	(a)
OCP SA, Senior Notes	5.625%	4/25/24	800,000		873,034	(a)
Valvoline Inc., Senior Notes	4.375%	8/15/25	700,000		708,750

Total Chemicals					2,913,839

Construction Materials - 0.3%
HeidelbergCement Finance Luxembourg SA, Senior Notes	8.500%	10/31/19	610,000	EUR	689,671	(c)

Containers & Packaging - 2.2%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	1,767,091		1,833,357	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,460,000		1,511,100	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	950,000		992,750	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	970,000		1,014,872	(a)
Trivium Packaging Finance BV, Senior Secured Notes	5.500%	8/15/26	710,000		733,963	(a)(g)

Total Containers & Packaging					6,086,042

Metals & Mining - 5.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	380,000		399,950	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	910,000		979,388	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,120,000		1,180,200	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	750,000		899,778
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	750,000		873,015	(a)(d)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	248,000		250,945	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	600,000		606,180	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,790,000		1,890,688
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	400,000		411,080

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000	$116,400
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	930,000	867,411
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000	2,061,380
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	600,000	679,563
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,816,000	2,914,588
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000	413,052
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	921,600

Total Metals & Mining				15,465,218

Paper & Forest Products - 0.9%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	260,000	277,227
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,650,000	1,711,545
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000	444,500	(a)

Total Paper & Forest Products				2,433,272

TOTAL MATERIALS				27,588,042

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	217,000	207,126
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,220,000	1,062,925
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	440,000	462,550
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	2,510,000	2,604,125
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	890,000	903,061

TOTAL REAL ESTATE				5,239,787

UTILITIES - 2.3%
Electric Utilities - 1.5%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,930,000	2,668,058
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,140,000	1,135,725	(c)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	230,000	221,375	(a)

Total Electric Utilities				4,025,158

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000	872,900

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	1,350,000	$1,383,528	(a)

TOTAL UTILITIES				6,281,586

TOTAL CORPORATE BONDS & NOTES (Cost - $283,753,512)				305,005,737

SENIOR LOANS - 10.4%
COMMUNICATION SERVICES - 2.0%
Media - 2.0%
Charter Communications Operating LLC, Term Loan B (3 mo. USD LIBOR + 2.000%)	4.330%	4/30/25	2,368,907	2,377,198	(d)(h)(i)
iHeartCommunications Inc., Term Loan (3 mo. USD LIBOR + 4.000%)	6.579%	5/4/26	910,000	918,721	(d)(h)(i)(j)
Lamar Media Corp., Term Loan B (3 mo. USD LIBOR + 1.750%)	4.125%	3/14/25	2,182,375	2,189,182	(d)(h)(i)

TOTAL COMMUNICATION SERVICES				5,485,101

CONSUMER DISCRETIONARY - 4.9%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.984%	5/2/22	320,000	320,160	(d)(h)(i)

Hotels, Restaurants & Leisure - 4.6%
Aramark Services Inc., Term Loan B3 (3 mo. USD LIBOR + 1.750%)	4.080%	3/11/25	4,487,313	4,496,625	(d)(h)(i)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.016%	6/22/26	5,037,239	5,060,853	(d)(h)(i)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	5.234%	5/15/26	1,300,000	1,311,375	(d)(h)(i)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	3.984%	5/30/25	1,647,550	1,653,557	(d)(h)(i)

Total Hotels, Restaurants & Leisure				12,522,410

Specialty Retail - 0.2%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	6.380%	3/11/22	742,057	730,114	(d)(h)(i)

TOTAL CONSUMER DISCRETIONARY				13,572,684

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Finco I LLC, 2018 Replacement Term Loan	—	12/27/22	1,250,000	1,256,445	(j)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.3%
DaVita Healthcare Partner Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.130%	6/24/21	17,964		$17,963	(d)(h)(i)(k)
U.S. Renal Care Inc., First Lien Term Loan B	—	6/12/26	800,000		786,000	(j)

Total Health Care Providers & Services					803,963

Pharmaceuticals - 0.3%
Beta Sub LLC, Term Loan	—	5/22/26	730,000		728,175	(j)(k)

TOTAL HEALTH CARE					1,532,138

INDUSTRIALS - 2.1%
Air Freight & Logistics - 0.5%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.022%	1/15/25	1,260,172		1,264,898	(d)(h)(i)

Airlines - 0.5%
United Airlines Inc., Refinanced Term Loan (1 mo. USD LIBOR + 1.750%)	3.984%	4/1/24	1,473,618		1,475,001	(d)(h)(i)

Trading Companies & Distributors - 0.6%
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	4.080%	10/6/23	1,666,667		1,672,917	(d)(h)(i)

Transportation Infrastructure - 0.5%
Flying Fortress Holdings LLC, Refinancing Term Loan	—	10/31/22	1,250,000		1,253,906	(j)

TOTAL INDUSTRIALS					5,666,722

MATERIALS - 0.4%
Containers & Packaging - 0.4%
Reynolds Group Holdings Inc., Incremental US Term Loan (1 mo. USD LIBOR + 2.750%)	4.984%	2/6/23	984,849		986,607	(d)(h)(i)

TOTAL SENIOR LOANS (Cost - $28,342,922)					28,499,697

SOVEREIGN BONDS - 7.0%
Argentina - 0.6%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	61.675%	6/21/20	13,290,000	ARS	294,058	(d)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	630,000		567,472
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	1,080,000		932,040

Total Argentina					1,793,570

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 0.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,400,000	BRL $	387,930
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	6,200,000	BRL	1,797,724

Total Brazil					2,185,654

Indonesia - 3.0%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	600,000		637,641	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	1,400,000		1,469,258	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,960,000		4,069,187
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	4,346,000,000	IDR	321,524
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	23,098,000,000	IDR	1,675,870

Total Indonesia					8,173,480

Mexico - 0.5%
Mexican Bonos, Bonds	6.500%	6/9/22	13,100,000	MXN	670,191
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	600,000		607,950

Total Mexico					1,278,141

Poland - 1.0%
Republic of Poland Government Bond	2.500%	7/25/27	10,160,000	PLN	2,703,470

Russia - 0.9%
Russian Federal Bond - OFZ	7.000%	1/25/23	42,450,000	RUB	668,382
Russian Federal Bond - OFZ	7.750%	9/16/26	103,070,000	RUB	1,681,087

Total Russia					2,349,469

Uruguay - 0.2%
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	23,840,000	UYU	628,698	(c)

TOTAL SOVEREIGN BONDS (Cost - $18,399,998)					19,112,482

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.2%
U.S. Government Obligations - 5.2%
U.S. Treasury Notes	1.625%	6/30/21	1,000,000		994,961
U.S. Treasury Notes	1.875%	1/31/22	1,700,000		1,700,365
U.S. Treasury Notes	1.750%	3/31/22	690,000		688,248
U.S. Treasury Notes	2.500%	3/31/23	1,500,000		1,534,717	(l)
U.S. Treasury Notes	2.750%	8/31/23	2,500,000		2,588,525	(l)
U.S. Treasury Notes	2.875%	9/30/23	1,300,000		1,353,117	(l)
U.S. Treasury Notes	2.125%	11/30/23	1,600,000		1,618,188	(l)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	2.125%	2/29/24	1,250,000	$1,265,039
U.S. Treasury Notes	2.125%	3/31/24	2,500,000	2,530,615	(l)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $13,805,531)				14,273,775

CONVERTIBLE BONDS & NOTES - 1.0%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes	2.375%	3/15/24	2,190,000	1,955,232

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	970,000	694,305

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,606,784)				2,649,537

			SHARES
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%) (Cost - $937,278)	5.900%		37,454	1,005,640	(d)

		MATURITY DATE	FACE AMOUNT†
COLLATERALIZED MORTGAGE OBLIGATIONS (M) - 0.1%
HarborView Mortgage Loan Trust, 2004-104A	4.401%	1/19/35	82,059	81,719	(d)
JPMorgan Mortgage Trust, 2005-A5 1A2	4.183%	8/25/35	261,186	266,873	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $317,585)				348,592

ASSET-BACKED SECURITIES - 0.1%
Home Equity Asset Trust, 2004-8 M1 (1 mo. USD LIBOR + 0.870%) (Cost - $210,210)	3.136%	3/25/35	226,332	227,707	(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $348,373,820)				371,123,167

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY‡	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
Dreyfus Government Cash Management, Institutional Shares (Cost - $538,409)	2.261%	538,409	$538,409

TOTAL INVESTMENTS - 135.7% (Cost - $348,912,229)			371,661,576
Liabilities in Excess of Other Assets - (35.7)%			(97,831,878)

TOTAL NET ASSETS - 100.0%			$273,829,698

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of July 31, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of July 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

At July 31, 2019, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
Deutsche Bank AG	2.440%	7/10/2019	10/8/2019	$8,441,250	U.S. Government & Agency Obligations	$8,602,018

				$8,441,250		$8,602,018

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At July 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Canadian Dollar	53	9/19	$3,996,876	$4,020,315	$23,439
Euro	56	9/19	7,985,224	7,789,250	(195,974)

Net unrealized depreciation on open futures contracts					$(172,535)

At July 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	829,068	USD	1,041,989	Barclays Bank PLC	10/17/19	$(29,940)
USD	65,299	CAD	85,573	Barclays Bank PLC	10/17/19	371

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	169,869	USD	190,824	BNP Paribas SA	10/17/19	$(1,580)
EUR	5,960,000	USD	6,757,687	BNP Paribas SA	10/17/19	(117,877)
GBP	500,000	USD	626,950	BNP Paribas SA	10/17/19	(16,596)
MXN	860,961	USD	44,371	BNP Paribas SA	10/17/19	(24)

Total						$(165,646)

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$305,005,737	—	$305,005,737
Senior Loans:
Health Care	—	786,000	$746,138	1,532,138
Other Senior Loans	—	26,967,559	—	26,967,559
Sovereign Bonds	—	19,112,482	—	19,112,482
U.S. Government & Agency Obligations	—	14,273,775	—	14,273,775
Convertible Bonds & Notes	—	2,649,537	—	2,649,537
Preferred Stocks	$1,005,640	—	—	1,005,640
Collateralized Mortgage Obligations	—	348,592	—	348,592
Asset-Backed Securities	—	227,707	—	227,707

Total Long-Term Investments	1,005,640	369,371,389	746,138	371,123,167

Short-Term Investments†	538,409	—	—	538,409

Total Investments	$1,544,049	$369,371,389	$746,138	$371,661,576

Other Financial Instruments:
Futures Contracts	$23,439	—	—	$23,439
Forward Foreign Currency Contracts	—	$371	—	371

Total Other Financial Instruments	$23,439	$371	—	$23,810

Total	$1,567,488	$369,371,760	$746,138	$371,685,386

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$195,974	—	—	$195,974
Forward Foreign Currency Contracts	—	$166,017	—	166,017

Total	$195,974	$166,017	—	$361,991

†	See Schedule of Investments for additional detailed categorizations.